Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Expected future employer contributions	The Company matches 100% of employees’ contributions to the plan up to 3% of employees’ salaries and 50% of employees’ contributions in excess of 3% up to 5%.
Contributions by plan participant	$ 861	$ 760